Note 3 - Going Concern (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Sep. 30, 2018	Jul. 11, 2018	Dec. 31, 2017	Jun. 30, 2017
Working Capital Surplus (Deficit)	$ (30,224)
Cash and Cash Equivalents, at Carrying Value, Ending Balance	584			$ 24,081	$ 1,589
Contractual Obligation, Total	189,337
Contractual Obligation, Future Minimum Payments Due, Remainder of Fiscal Year	46,269
Contractual Obligation, Due in Second Year	143,068
Contractual Obligations Settled	34,025
Line of Credit Facility, Remaining Borrowing Capacity	$ 61,929
Subsequent Event [Member]
Line of Credit Facility, Remaining Borrowing Capacity		$ 80,517	$ 72,069
Subsequent Event [Member] | Pre-delivery Facilities [Member]
Line of Credit Facility, Remaining Borrowing Capacity			18,590
Subsequent Event [Member] | Alpha Bank [Member] | Pre-Delivery Financing of M/T Eco Marina Del Rey [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 10,140